Long-term Financing Arrangements - Convertible Debt (Details) $ / shares in Units, $ in Thousands	Jan. 07, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 24, 2022 USD ($)	Jun. 04, 2021 USD ($) debt_instrument $ / shares
Debt Instrument [Line Items]
Interest rate				1.07%
Convertible Note Agreements
Debt Instrument [Line Items]
Interest rate				1.07%
Convertible Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument				2
Face amount				$ 5,000
Conversion price (in dollars per share) | $ / shares				$ 10
Accrued interest	$ 137
Convertible Debt [Member] | Convertible Note Agreements
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument				2
Face amount				$ 5,000
Annual premium payment, percentage of principal				6.93%
Conversion price (in dollars per share) | $ / shares				$ 10
Accrued interest		$ 660	$ 308